Net Investment in Sales Type Lease, Annual Lease Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Net Investment in Sales Type Lease [Abstract]
Net investment in sale type lease, current	$ 2,760	$ 0
Net investment in sale type lease, non-current	22,268	$ 0
Dukeship [Member]
Net Investment in Sales Type Lease [Abstract]
Twelve month period ending June 30, 2027	3,449
Twelve month period ending June 30, 2028	22,343
Total undiscounted cash flows	25,792
Less: Discount based on implicit rate	(764)
Present value of lease receivables	25,028
Net investment in sale type lease, current	2,760
Net investment in sale type lease, non-current	22,268
Present value of lease receivables	$ 25,028